ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of accounts receivable to related party
(a)	Accounts Receivable

					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2018	2017
					ThUS$	ThUS$

Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	1,907	1,845
78.591.370-1	Bethia S.A. and Subsidiaries	Related director	Chile	CLP	988	728
Foreign	TAM Aviação Executiva e
	Taxi Aéreo S.A.	Common shareholder	Brazil	BRL	-	2
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	CLP	31	5
96.810.370-9	Inversiones Costa Verde
	Ltda. y CPA.	Related director	Chile	CLP	5	2

	Total current assets				2,931	2,582

Schedule of accounts payable to related party
(b)	Accounts payable

					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2018	2017
					ThUS$	ThUS$

78.591.370-1	Bethia S.A. and Subsidiaries	Related director	Chile	CLP	365	546
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	US$	15	4
Foreign	Consultoría Administrativa
	Profesional S.A. de C.V.	Related company	México	MXN	-	210
Foreign	TAM Aviação Executiva
	e Taxi Aéreo S.A.	Common shareholder	Brazil	BRL	2	-

	Total current liabilities				382	760